SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF ANTIDILUTIVE SECURITIES OF EARNINGS PER SHARE

The computation of basic and diluted loss per share for September 30, 2022 and 2021 excludes the common stock equivalents of the following potentially dilutive securities because their inclusion would be anti-dilutive:

	September 30, 2022	December 31, 2021

Stock Warrants (Exercise price - $0.001- $0.25/share)	54,660,032	48,972,277
Stock Options (Exercise price - $0.1150/Share)	26,802,500	26,802,500
Convertible Debt	17,412,783	6,470,674
Convertible Preferred Stock	2	2
Total	98,875,319	82,245,453

The computation of basic and diluted loss per share for December 31, 2021 and 2020 excludes the common stock equivalents of the following potentially dilutive securities because their inclusion would be anti-dilutive:

	December 31, 2021	December 31, 2020

Stock Warrants (Exercise price - $0.001- $0.25/share)	48,972,277	49,120,917
Stock Options (Exercise price - $0.1150/Share)	26,802,500	27,340,000
Convertible Debt	6,470,674	-
Convertible Preferred Stock	2	2
Total	82,245,453	76,460,919

SCHEDULE OF FAIR VALUE OF FINANCIAL INSTRUMENTS
	September 30, 2022	December 31, 2021
Level 1 – Investment in Gold	$397,758	$437,212
Level 2	$-	$-
Level 3	$-	$-
Total	$397,758	$437,212

	December 31, 2021	December 31, 2020
Level 1 – Investment in Gold	$437,212	$-
Level 2	$-	$-
Level 3	$-	$-
Total	$437,212	$-

SCHEDULE OF GOLD IN BULLION

The following tables summarize activity in gold bullion for the quarter ended September 30, 2022:

Quarter Ended September 30, 2022	Ounces	Cost	Fair Value

Balance December 31, 2021	239	$1,884	$437,212
Net change in unrealized loss	-	-	(39,454)
Ending balance	239	$1,884	$397,758

The following tables summarize activity in gold bullion for the year ended December 31, 2021:

Year Ended December 31, 2021	Ounces	Cost	Fair Value

Beginning balance	-	$-	$-
Investment in Gold bullion	239	1,884	450,216
Net change in unrealized depreciation	-	-	(13,004)
Ending balance	239	$1,884	$437,212

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The net deferred tax liability in the accompanying balance sheets includes the following amounts of deferred tax assets and liabilities:

	2021	2020
Expected income tax (recovery) expense at the statutory rate of 21%	$(1,689,619)	$(1,043,948)
Tax effect of expenses that are not deductible for income tax purposes (net of other amounts deductible for tax purposes)	1,141,619	608,152
Change in valuation allowance	548,000	435,795

Provision for income taxes	$-	$-

SCHEDULE OF COMPONENTS DEFERRED INCOME TAXES

The components of deferred income taxes are as follows:

	Years Ended December,
	2021	2020
Deferred tax liability:	$-	$-
Deferred tax asset
Net Operating Loss Carryforward	4,363,336	3,815,336
Valuation allowance	(4,343,336)	(3,815,336)
Net deferred tax asset	-	-
Net deferred tax liability	$-	$-